Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital Group Core Bond ETF | Share Class
Prospectus [Line Items]
Annual Return [Percent]	7.33%	1.58%
Capital Group Core Plus Income ETF | Share Class
Prospectus [Line Items]
Annual Return [Percent]	7.44%	3.01%	7.25%
Capital Group International Bond ETF (USD-Hedged) | Share class
Prospectus [Line Items]
Annual Return [Percent]	4.53%
Capital Group Municipal High-Income ETF | Share class
Prospectus [Line Items]
Annual Return [Percent]	4.40%
Capital Group Municipal Income ETF | Share Class
Prospectus [Line Items]
Annual Return [Percent]	5.23%	2.80%	6.78%
Capital Group Short Duration Income ETF | Share Class
Prospectus [Line Items]
Annual Return [Percent]	6.20%	5.51%	5.14%
Capital Group Short Duration Municipal Income ETF | Share Class
Prospectus [Line Items]
Annual Return [Percent]	4.67%	3.77%
Capital Group Ultra Short Income ETF | Share class
Prospectus [Line Items]
Annual Return [Percent]	4.97%
Capital Group U.S. Multi-Sector Income ETF | Share Class
Prospectus [Line Items]
Annual Return [Percent]	7.88%	7.29%	11.39%